Segment reporting - Overview of capital expenses per segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Capital expenses	$ 1,031,312	$ 1,121,470	$ 338,662
Operating segments | Marine
Disclosure of operating segments [line items]
Capital expenses	1,028,073	1,117,057	338,662
Operating segments | Euronav
Disclosure of operating segments [line items]
Capital expenses	190,425	262,320
Operating segments | Bocimar
Disclosure of operating segments [line items]
Capital expenses	628,027	463,274
Operating segments | Delphis
Disclosure of operating segments [line items]
Capital expenses	559	135,339
Operating segments | Bochem
Disclosure of operating segments [line items]
Capital expenses	80,950	147,959
Operating segments | Windcat
Disclosure of operating segments [line items]
Capital expenses	128,112	100,172
Operating segments | Port vessels
Disclosure of operating segments [line items]
Capital expenses	0	7,993
Operating segments | H2 Infra
Disclosure of operating segments [line items]
Capital expenses	2,245	3,016
Operating segments | H2 Industry
Disclosure of operating segments [line items]
Capital expenses	994	1,397
Less: Elimina-tions
Disclosure of operating segments [line items]
Capital expenses	$ 0	$ 0	$ 0